Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable [Line Items]
Accounts payable	$ 6,741,181	$ 2,947,206
Amount due to customers of Hong Kong brokerage business [Member]
Accounts Payable [Line Items]
Accounts payable	6,552,742	2,748,745
Amount due to sales agents [Member]
Accounts Payable [Line Items]
Accounts payable	112,555	114,408
Others [Member]
Accounts Payable [Line Items]
Accounts payable	$ 75,884	$ 84,053